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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia 30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404) 870-0700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Thomas E. Quinn          Atlanta, Georgia      08/10/2009
   ----------------------------    ------------------    ------------
           [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 114
                                        --------------------

Form 13F Information Table Value Total: $ 288,049
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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                           FORM 13F INFORMATION TABLE

CornerCap Investment Counsel
FORM 13F
                                    30-Jun-09

      COLUMN 1                     COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
-------------------------     ---------------- ---------   --------  ------------------  ----------  --------- ---------------------
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED   NONE
-------------------------     ---------------- ---------   --------  -------  ---  ----  ----------  --------- ------ -------- -----
AETNA INC NEW COM               COM             00817Y108      1789    71410  SH         Sole                   71410
ALMOST FAMILY INC COM           COM             020409108      2899   110055  SH         Sole                  110055
ALPHA NATURAL RESOURCES INC CO  COM             02076X102      4150   157968  SH         Sole                  157968
AMGEN INC COM                   COM             031162100      5023    94880  SH         Sole                   94880
APOGEE ENTERPRISES INC COM      COM             037598109      2096   170704  SH         Sole                  170704
APOLLO GROUP INC CL A           COM             037604105      2485    34940  SH         Sole                   34940
ARCHER DANIELS MIDLAND CO COM   COM             039483102      2326    86887  SH         Sole                   86887
ARROW ELECTRS INC COM           COM             042735100      2658   125125  SH         Sole                  125125
ASTORIA FINL CORP COM           COM             046265104      1196   139420  SH         Sole                  139420
AT&T INC COM                    COM             00206R102      5085   204717  SH         Sole                  204717
AVNET INC COM                   COM             053807103      2888   137340  SH         Sole                  137340
BB&T CORP COM                   COM             054937107       483    21977  SH         Sole                   21977
BUCKEYE TECHNOLOGIES INC COM    COM             118255108      1057   235325  SH         Sole                  235325
CARDINAL HEALTH INC COM         COM             14149Y108      1660    54340  SH         Sole                   54340
CASCADE CORP COM                COM             147195101       693    44045  SH         Sole                   44045
CENTURYTEL INC COM              COM             156700106      2747    89465  SH         Sole                   89465
CF INDS HLDGS INC COM           COM             125269100      1773    23912  SH         Sole                   23912
CHART INDS INC COM PAR $0.01    COM             16115Q308      3218   176996  SH         Sole                  176996
CIGNA CORP COM                  COM             125509109      6787   281720  SH         Sole                  281720
CLIFFS NATURAL RESOURCES INC C  COM             18683K101      3793   155020  SH         Sole                  155020
COACH INC COM                   COM             189754104      2297    85458  SH         Sole                   85458
COMMSCOPE INC COM               COM             203372107      3414   130025  SH         Sole                  130025
COMPUTER SCIENCES CORP COM      COM             205363104      5079   114639  SH         Sole                  114639
CONOCOPHILLIPS COM              COM             20825C104      3829    91035  SH         Sole                   91035
CONTINENTAL SOUTHERN RES INC (  COM             212066104        51    37500  SH         Sole                   37500
CONVERGYS CORP COM              COM             212485106      3229   348002  SH         Sole                  348002
COVENTRY HEALTH CARE INC COM    COM             222862104      1118    59730  SH         Sole                   59730

CRANE CO COM                    COM             224399105      1893    84829  SH         Sole                   84829
DARDEN RESTAURANTS INC COM      COM             237194105      6034   182963  SH         Sole                  182963
DECKERS OUTDOOR CORP COM        COM             243537107      1585    22555  SH         Sole                   22555
DIAMOND OFFSHORE DRILLING INC   COM             25271C102      3659    44060  SH         Sole                   44060
DONNELLEY R R & SONS CO COM     COM             257867101      4240   364910  SH         Sole                  364910
EMCOR GROUP INC COM             COM             29084Q100      1290    64105  SH         Sole                   64105
ENPRO INDS INC COM              COM             29355X107      1971   109424  SH         Sole                  109424
ENSCO INTL INC COM              COM             26874Q100      5286   151578  SH         Sole                  151578
ESTERLINE TECHNOLOGIES CORP CO  COM             297425100      2060    76105  SH         Sole                   76105
EVEREST RE GROUP LTD COM        COM             G3223R108      5172    72267  SH         Sole                   72267
EXXON MOBIL CORP COM            COM             30231G102      1294    18503  SH         Sole                   18503
F M C CORP COM NEW              COM             302491303      5819   123020  SH         Sole                  123020
FLEXTRONICS INTL LTD ORD        COM             Y2573F102      2773   668074  SH         Sole                  668074
FREDS INC CL A                  COM             356108100      1114    88113  SH         Sole                   88113
FUSHI COPPERWELD INC COM        COM             36113E107      2430   293805  SH         Sole                  293805
GOODRICH CORP COM               COM             382388106      7083   141751  SH         Sole                  141751
HALLMARK FINL SVCS INC    EC C  COM             40624Q203      1766   246970  SH         Sole                  246970
HARMONIC INC COM                COM             413160102       534    90685  SH         Sole                   90685
HAYNES INTERNATIONAL INC COM N  COM             420877201      1096    46240  SH         Sole                   46240
HCC INS HLDGS INC COM           COM             404132102      3567   148566  SH         Sole                  148566
HELEN OF TROY CORP LTD COM      COM             G4388N106      2270   135200  SH         Sole                  135200
HELMERICH & PAYNE INC COM       COM             423452101      3728   120767  SH         Sole                  120767
HILL ROM HLDGS INC COM          COM             431475102      1012    62400  SH         Sole                   62400
INTERNATIONAL BUSINESS MACHS C  COM             459200101       364     3486  SH         Sole                    3486
ISHARES TR RUSL 2000 VALU       COM             464287630       496    10650  SH         Sole                   10650
JOHNSON & JOHNSON COM           COM             478160104       445     7842  SH         Sole                    7842
JOY GLOBAL INC COM              COM             481165108      6086   170375  SH         Sole                  170375
KHD HUMBOLDT WEDAG INTL LTD CO  COM             482462108       858   102890  SH         Sole                  102890
KIMBERLY CLARK CORP COM         COM             494368103      3388    64610  SH         Sole                   64610
KINETIC CONCEPTS INC COM NEW    COM             49460W208      2537    93096  SH         Sole                   93096
KROGER CO COM                   COM             501044101      4756   215670  SH         Sole                  215670
LINCARE HLDGS INC COM           COM             532791100      4519   192126  SH         Sole                  192126
LINCOLN NATL CORP IND COM       COM             534187109      3115   180975  SH         Sole                  180975
MARATHON OIL CORP COM           COM             565849106      5267   174799  SH         Sole                  174799
MATTEL INC COM                  COM             577081102      2108   131344  SH         Sole                  131344
MEDTRONIC INC COM               COM             585055106      3777   108266  SH         Sole                  108266
METTLER TOLEDO INTERNATIONAL C  COM             592688105      1015    13150  SH         Sole                   13150

MICROSOFT CORP COM              COM             594918104       338    14240  SH         Sole                   14240
NATIONAL OILWELL VARCO INC COM  COM             637071101      5520   169000  SH         Sole                  169000
NAVIGATORS GROUP INC COM        COM             638904102      1591    35810  SH         Sole                   35810
NORFOLK SOUTHERN CORP COM       COM             655844108      3525    93571  SH         Sole                   93571
NRG ENERGY INC COM NEW          COM             629377508      6226   239849  SH         Sole                  239849
NUTRI SYS INC NEW COM           COM             67069D108       894    61635  SH         Sole                   61635
OCEANEERING INTL INC COM        COM             675232102      1510    33415  SH         Sole                   33415
OLIN CORP COM PAR $1            COM             680665205      2916   245268  SH         Sole                  245268
PARTNERRE LTD COM               COM             G6852T105      3985    61358  SH         Sole                   61358
PEPSICO INC COM                 COM             713448108       346     6290  SH         Sole                    6290
PFIZER INC COM                  COM             717081103      5000   333305  SH         Sole                  333305
PPG INDS INC COM                COM             693506107      4757   108358  SH         Sole                  108358
PROCTER & GAMBLE CO COM         COM             742718109       212     4150  SH         Sole                    4150
PUBLIC SVC ENTERPRISE GROUP CO  COM             744573106      1960    60075  SH         Sole                   60075
RAYTHEON CO COM NEW             COM             755111507      2730    61440  SH         Sole                   61440
REGIONS FINANCIAL CORP NEW COM  COM             7591EP100        41    10093  SH         Sole                   10093
REGIS CORP MINN COM             COM             758932107      2917   167543  SH         Sole                  167543
REYNOLDS AMERICAN INC COM       COM             761713106      3071    79510  SH         Sole                   79510
RUBY TUESDAY INC COM            COM             781182100      1063   159540  SH         Sole                  159540
SANDERSON FARMS INC COM         COM             800013104      3129    69540  SH         Sole                   69540
SEABRIGHT INSURANCE HLDGS INC   COM             811656107      1946   192145  SH         Sole                  192145
SIERRA WIRELESS INC COM         COM             826516106      1121   195945  SH         Sole                  195945
SYNIVERSE HLDGS INC COM         COM             87163F106      2321   144790  SH         Sole                  144790
TESORO CORP COM                 COM             881609101      1295   101700  SH         Sole                  101700
TRANSOCEAN LTD REG SHS          COM             H8817H100      3497    47073  SH         Sole                   47073
TRAVELERS COMPANIES INC COM     COM             89417E109      6262   152572  SH         Sole                  152572
TTM TECHNOLOGIES  INC COM       COM             87305R109      2206   277085  SH         Sole                  277085
UNIT CORP COM                   COM             909218109      1577    57200  SH         Sole                   57200
UNITEDHEALTH GROUP INC COM      COM             91324P102      5135   205575  SH         Sole                  205575
V F CORP COM                    COM             918204108      5233    94540  SH         Sole                   94540
VALERO ENERGY CORP NEW COM      COM             91913Y100      2278   134886  SH         Sole                  134886
VERSO TECHNOLOGIES INC COM NEW  COM             925317208         0    28000  SH         Sole                   28000
WABTEC CORP COM                 COM             929740108      1868    58080  SH         Sole                   58080
WELLS FARGO & CO NEW COM        COM             949746101       447    18410  SH         Sole                   18410
WESTERN DIGITAL CORP COM        COM             958102105      7782   293645  SH         Sole                  293645
WHIRLPOOL CORP COM              COM             963320106      2567    60325  SH         Sole                   60325
WINDSTREAM CORP COM             COM             97381W104      2953   353188  SH         Sole                  353188

ISHARES TR RSSL MCRCP IDX       ETF             464288869       279     8492  SH         Sole                 8492
ISHARES TR RUSSELL MIDCAP       ETF             464287499       221     3380  SH         Sole                 3380
ISHARES TR S&P 500 INDEX        ETF             464287200       376     4072  SH         Sole                 4072
ISHARES TR S&P 500 VALUE        ETF             464287408      1318    30184  SH         Sole                30184
ISHARES TR S&P MC 400 GRW       ETF             464287606       722    11042  SH         Sole                11042
ISHARES TR S&P MIDCP VALU       ETF             464287705       929    17826  SH         Sole                17826
ISHARES TR S&P SMLCP GROW       ETF             464287887       346     7459  SH         Sole                 7459
ISHARES TR S&P SMLCP VALU       ETF             464287879       539    11458  SH         Sole                11458
ISHARES TR S&P500 GRW           ETF             464287309       968    20254  SH         Sole                20254
RYDEX ETF TRUST S&P 500 EQ TRD  ETF             78355W106       708    22978  SH         Sole                22978
VANGUARD INDEX FDS MID CAP ETF  ETF             922908629       597    12759  SH         Sole                12759
VANGUARD INDEX FDS SM CP VAL E  ETF             922908611       281     6508  SH         Sole                 6508
VANGUARD INDEX FDS VALUE ETF    ETF             922908744       323     8174  SH         Sole                 8174
REPORT SUMMARY                         114 DATA RECORDS      288049                0 OTHER  MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.